Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details)	Jun. 30, 2021 USD ($)
Derivative liabilities:
Total Derivative liabilities	$ 22,597,083
Public Warrants
Derivative liabilities:
Total Derivative liabilities	12,075,000
Private Placement Warrants
Derivative liabilities:
Total Derivative liabilities	8,773,333
Forward Purchase Agreement
Derivative liabilities:
Total Derivative liabilities	1,748,750
Level 1
Derivative liabilities:
Total Derivative liabilities	12,075,000
Level 1 | Public Warrants
Derivative liabilities:
Total Derivative liabilities	12,075,000
Level 2
Derivative liabilities:
Total Derivative liabilities	10,522,083
Level 2 | Private Placement Warrants
Derivative liabilities:
Total Derivative liabilities	8,773,333
Level 2 | Forward Purchase Agreement
Derivative liabilities:
Total Derivative liabilities	$ 1,748,750